Conservative Allocation Portfolio
Conservative Allocation Portfolio December 1, 2019
Investment Objective.
The Portfolio seeks current income and, to a lesser extent, capital appreciation.
Fees and Expenses of the Portfolio.
The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Conservative Allocation Portfolio Conservative Allocation Portfolio Class USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Conservative Allocation Portfolio Conservative Allocation Portfolio Class
Management Fees	none
Other Expenses	1.15%
Acquired Portfolio Fees & Expenses	0.34%
Total Annual Portfolio Operating Expenses	1.49%
Expense Reimbursement	(1.13%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.36%
[1]	The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse certain of the Portfolio’s expenses. From inception of the Portfolio through April 30, 2023, the Adviser will reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.02% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Example.
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years
Conservative Allocation Portfolio | Conservative Allocation Portfolio Class | USD ($)	37	116

Expense Example, No Redemption	1 Year	3 Years
Conservative Allocation Portfolio | Conservative Allocation Portfolio Class | USD ($)	37	116

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.
Principal Investment Strategies.
The Portfolio invests the majority of its assets in fixed income shares of other Portfolios of the Investment Company (“IC Portfolios”) and also invests in equity IC Portfolios.
  The Portfolio’s target allocation currently is approximately 65% of net assets in fixed income IC Portfolios and approximately 35% of net assets in equity IC Portfolios.
  The Portfolio seeks to maintain approximately 30% of its net assets in the Bond Portfolio and approximately 35% of its net assets in the Mid-Term Bond Portfolio.
  The Portfolio seeks to maintain approximately 25% of its net assets in the Equity Index Portfolio, approximately 5% of its net assets in the Mid Cap Equity Index Portfolio and approximately 5% of its net assets in the International Portfolio.

Principal Investment Risks.
An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
  Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio generally invests 65% of its assets in fixed income IC Portfolios and 35% of its assets in equity IC Portfolios; therefore the Portfolio is primarily subject to Fixed Income risk, which is described below and in more detail in the “Principal Risks” section of the prospectus.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
  Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
  Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
  Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Below-investment grade debt risk: Below-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
  Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.
  Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
  Allocation Portfolio risk:
  The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Portfolio invests.
  Performance of some asset classes may offset performance of others, such as stocks and bonds.
  Because the Allocation Portfolio holds both stocks and bonds, the Portfolio’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return.
Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.